Stock Option Plans (Details) - Schedule of restricted stock units	6 Months Ended
Jun. 30, 2021 $ / shares shares
Schedule of restricted stock units [Abstract]
Number of RSUs, Beginning Balance | shares
Weighted-Average Fair Value, Beginning Balance | $ / shares
Number of RSUs, Granted | shares	4,985,044
Weighted-Average Fair Value, Granted | $ / shares	$ 12.13
Number of RSUs, Vested | shares	(1,684,348)
Weighted-Average Fair Value, Vested | $ / shares	$ 10.78
Number of RSUs, Forfeited | shares
Weighted-Average Fair Value, Forfeited | $ / shares
Number of RSUs, Ending Balance | shares	3,300,696
Weighted-Average Fair Value, Ending Balance | $ / shares	$ 12.82